GOODWILL AND OTHER INTANGIBLE ASSETS, NET - Trade Names Tested For Impairment (Details) $ in Millions	Oct. 01, 2020 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible asset impairment test, measurement, royalty rate	1.50%
Indefinite- lived intangible asset, impairment test, measurement, discount rate	13.00%
Knoll
Indefinite-lived Intangible Assets [Line Items]
Carrying Amount	$ 187.8
Excess Fair Value	25.00%
Holly Hunt
Indefinite-lived Intangible Assets [Line Items]
Carrying Amount	$ 23.5
Excess Fair Value	1.00%
Muuto
Indefinite-lived Intangible Assets [Line Items]
Carrying Amount	$ 62.1
Muuto | Minimum
Indefinite-lived Intangible Assets [Line Items]
Excess Fair Value	10000000.00%
Muuto | Maximum
Indefinite-lived Intangible Assets [Line Items]
Excess Fair Value	20000000.00%